Investment Objectives and Goals - American Century California Tax-Free and Municipal Funds	Jan. 01, 2026
California High-Yield Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	California High-Yield Municipal Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high current income that is exempt from federal and California income taxes.
California Intermediate-Term Tax-Free Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	California Intermediate-Term Tax-Free Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.
California Tax-free Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	California Tax-Free Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.